Schedule of accounts receivable, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts receivable	$ 21,808,030	$ 23,923,551
Allowance for doubtful accounts	(1,486,333)	(1,371,341)	$ (1,428,739)
Total, net	$ 20,321,697	$ 22,552,210